UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21563

Investment Company Act File Number

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Short Duration Diversified Income Fund

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 34.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.6%
TransDigm, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	970	$971,026
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	492	492,282

		$1,463,308

Automotive — 1.1%
Allison Transmission, Inc.
Term Loan, 3.84%, (1 mo. USD LIBOR + 1.75%), Maturing September 23, 2022	227	$229,027
Belron Finance US, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	75	74,928
CS Intermediate Holdco 2, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	281	282,217
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	173	173,900
FCA US, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	216	216,406
Federal-Mogul Holdings Corporation
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	517	519,026
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	383	384,531
Horizon Global Corporation
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021	72	70,263
L&W, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	125	125,391
Sage Automotive Interiors, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022	123	124,048
Tenneco, Inc.
Term Loan, Maturing June 14, 2025(2)	525	523,524
Tower Automotive Holdings USA, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	227	228,299

		$2,951,560

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	321	$295,646

		$295,646

Brokerage/Securities Dealers/Investment Houses — 0.2%
Aretec Group, Inc.
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020	102	$103,010
Term Loan - Second Lien, 9.58%, (1 mo. USD LIBOR + 7.50% (2.00% Cash, 7.58% PIK)), Maturing May 23, 2021	203	204,302
OZ Management L.P.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 11, 2023	80	80,700

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Salient Partners L.P.
Term Loan, 10.58%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		125	$123,556

			$511,568

Building and Development — 0.8%
Core & Main L.P.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing August 1, 2024(3)		124	$124,683
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		389	390,386
DTZ U.S. Borrower, LLC
Term Loan, 5.49%, (USD LIBOR + 3.25%), Maturing November 4, 2021(3)		560	560,074
GGP, Inc.
Term Loan, Maturing May 4, 2025(2)		150	149,063
Quikrete Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		433	432,692
RE/MAX International, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		396	396,497
Summit Materials Companies I, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		124	124,406

			$2,177,801

Business Equipment and Services — 4.2%
Acosta Holdco, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		528	$417,343
AlixPartners, LLP
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		50	50,016
ASGN Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		72	71,914
Blitz F18-675 GmbH
Term Loan, Maturing July 31, 2025(2)	EUR	225	261,788
BMC Software Finance, Inc.
Term Loan, Maturing June 26, 2025(2)		375	375,279
Ceridian HCM Holding, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 5, 2025		225	225,738
Change Healthcare Holdings, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		1,160	1,159,950
Corporate Capital Trust, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		1,040	1,043,637
CPM Holdings, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		244	246,101
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		223	223,052
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(3)		200	198,502
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(4)(5)		67	12,709
Term Loan, 0.00%, Maturing July 2, 2020(4)(5)		152	0
EIG Investors Corp.
Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		527	529,085
Extreme Reach, Inc.
Term Loan, 8.33%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		95	94,568
First Data Corporation
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		448	448,206

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Garda World Security Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	317	$319,498
GlobalLogic Holdings, Inc.
Term Loan, Maturing August 27, 2025(2)	9	9,434
Term Loan, Maturing August 27, 2025(2)	66	66,035
IG Investment Holdings, LLC
Term Loan, 5.68%, (USD LIBOR + 3.50%), Maturing May 23, 2025(3)	433	434,973
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024	173	174,109
Iron Mountain, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	125	123,441
J.D. Power and Associates
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	172	173,601
KAR Auction Services, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	348	349,648
Kronos Incorporated
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	1,037	1,041,349
LegalZoom.com, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024	124	124,835
Monitronics International, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	390	367,342
PGX Holdings, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	330	322,945
Pre-Paid Legal Services, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	75	75,422
Prime Security Services Borrower, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	296	296,565
Red Ventures, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024	164	165,278
Solera, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	124	124,636
Spin Holdco, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	611	613,494
Tempo Acquisition, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	149	148,853
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	300	300,037
Vantiv, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023	121	121,417
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024	274	274,441
West Corporation
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	174	174,379

		$11,159,620

Cable and Satellite Television — 1.8%
Charter Communications Operating, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	547	$548,214
CSC Holdings, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	454	451,973
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	200	199,355
MCC Iowa, LLC
Term Loan, 3.95%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025	166	166,930

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Numericable Group S.A.
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	321	$306,495
Radiate Holdco, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	174	172,788
Telenet Financing USD, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	325	323,578
Unitymedia Finance, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	150	149,750
UPC Financing Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	450	448,418
Virgin Media Bristol, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,275	1,274,402
Ziggo Secured Finance Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	625	621,875

		$4,663,778

Chemicals and Plastics — 1.5%
Ashland, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024	99	$99,371
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	366	366,027
Emerald Performance Materials, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	335	337,103
Term Loan - Second Lien, 9.83%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022	100	100,812
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	49	49,578
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	50	50,655
Gemini HDPE, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	355	355,671
H.B. Fuller Company
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024	321	321,634
Ineos US Finance, LLC
Term Loan, 4.17%, (2 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	522	522,194
Invictus U.S., LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	75	75,046
Kraton Polymers, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	84	84,117
MacDermid, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	258	258,616
PQ Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	345	345,244
Spectrum Holdings III Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	113	113,537
Tata Chemicals North America, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	161	161,431
Tronox Blocked Borrower, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	158	158,964
Tronox Finance, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	364	366,839
Unifrax Corporation
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024	199	200,692

		$3,967,531

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.1%
Spectrum Brands, Inc.
Term Loan, 4.35%, (USD LIBOR + 2.00%), Maturing June 23, 2022(3)		322	$322,660

			$322,660

Containers and Glass Products — 0.5%
Berlin Packaging, LLC
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing November 7, 2025(3)		25	$25,021
BWAY Holding Company
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		238	237,873
Consolidated Container Company, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		248	249,110
Flex Acquisition Company, Inc.
Term Loan, 5.75%, (3 mo. USD LIBOR + 3.25%), Maturing June 22, 2025		225	225,562
Pelican Products, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		100	100,391
Verallia Packaging SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	278	322,446
Term Loan, Maturing August 29, 2025(2)	EUR	200	233,081

			$1,393,484

Cosmetics/Toiletries — 0.1%
KIK Custom Products, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		296	$293,440

			$293,440

Drugs — 1.5%
Alkermes, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		71	$71,507
Amneal Pharmaceuticals, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		525	524,660
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		263	264,393
Bausch Health Companies, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025		872	873,849
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		767	769,288
Horizon Pharma, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024		547	547,985
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		640	631,164
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		125	123,815
PharMerica Corporation
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		125	125,311

			$3,931,972

Ecological Services and Equipment — 0.2%
Charah, LLC
Term Loan, 8.55%, (USD LIBOR + 6.25%), Maturing October 25, 2024(3)		82	$83,305
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		175	176,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
GFL Environmental, Inc.
Term Loan, 2.75%, Maturing May 30, 2025(6)	39	$38,626
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025	311	310,937

		$609,618

Electronics/Electrical — 3.6%
Almonde, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	422	$416,474
Answers Finance, LLC
Term Loan - Second Lien, 12.90%, (3 mo. USD Prime + 7.90%), Maturing September 15, 2021	30	29,304
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	347	349,184
Avast Software B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	243	244,379
Blackhawk Network Holdings, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	125	125,438
Campaign Monitor Finance Pty. Limited
Term Loan, 7.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	117	117,634
CommScope, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	68	68,469
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021	184	185,187
DigiCert, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2024	150	150,233
Electro Rent Corporation
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	222	223,841
Epicor Software Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	25	24,883
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	99	99,746
EXC Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	75	74,718
Flexera Software, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	25	24,969
Go Daddy Operating Company, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	816	818,414
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023	119	120,019
Hyland Software, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	99	99,493
Infoblox, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	145	146,160
Informatica, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	353	355,390
Lattice Semiconductor Corporation
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	84	84,434
MA FinanceCo., LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	870	867,591
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	26	25,586
Microchip Technology Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	375	376,594

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MTS Systems Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	213	$215,218
Renaissance Holding Corp.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	175	175,073
Rocket Software, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023	221	223,161
Seattle Spinco, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	173	172,792
SkillSoft Corporation
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	678	655,819
SolarWinds Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	174	174,832
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	217	217,896
SS&C Technologies, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	565	568,059
SurveyMonkey, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	297	298,114
Tibco Software, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	148	149,359
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	319	320,789
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	225	226,659
VeriFone, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2025	481	482,296
Vero Parent, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024	223	224,094
Wall Street Systems Delaware, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	124	124,090
Western Digital Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	343	343,334

		$9,599,725

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	744	$740,192
Delos Finance S.a.r.l.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	425	426,416
Flying Fortress, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022	500	502,396
IBC Capital Limited
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	75	75,342

		$1,744,346

Financial Intermediaries — 1.3%
Citco Funding, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	655	$659,152
Clipper Acquisitions Corp.
Term Loan, 3.85%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	174	174,595
Ditech Holding Corporation
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022	521	495,758
Donnelley Financial Solutions, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	31	30,849

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
EIG Management Company, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	50	$50,249
Focus Financial Partners, LLC
Term Loan, Maturing July 3, 2024(2)	275	275,000
Fortress Investment Group, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	171	171,550
Franklin Square Holdings L.P.
Term Loan, Maturing July 25, 2025(2)	75	75,281
Freedom Mortgage Corporation
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	170	171,417
Greenhill & Co., Inc.
Term Loan, 5.85%, (USD LIBOR + 3.75%), Maturing October 12, 2022(3)	146	147,530
GreenSky Holdings, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025	200	200,248
Guggenheim Partners, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	189	189,929
Harbourvest Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	73	73,518
LPL Holdings, Inc.
Term Loan, 4.49%, (USD LIBOR + 2.25%), Maturing September 23, 2024(3)	248	248,046
NXT Capital, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	394	395,477
StepStone Group L.P.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	100	100,373
Walker & Dunlop, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	118	119,224

		$3,578,196

Food Products — 1.1%
Alphabet Holding Company, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	372	$350,787
CHG PPC Parent, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	75	75,047
Del Monte Foods, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	119	105,448
Hearthside Food Solutions, LLC
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025	100	99,427
High Liner Foods Incorporated
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	134	130,782
HLF Financing S.a.r.l.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023	204	204,926
Jacobs Douwe Egberts International B.V.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022	268	268,818
JBS USA, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	1,186	1,186,315
Nomad Foods Europe Midco Limited
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	99	98,845
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	100	99,844
Post Holdings, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	272	272,666

		$2,892,905

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Food Service — 0.2%
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	150	$150,139
IRB Holding Corp.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	125	125,716
KFC Holding Co.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	172	172,181
US Foods, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	125	124,916

		$572,952

Food/Drug Retailers — 0.4%
Albertsons, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	226	$225,769
Term Loan, Maturing May 2, 2023(2)	175	175,000
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	490	487,052
Diplomat Pharmacy, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	81	81,759

		$969,580

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.20%, (1 week USD LIBOR + 4.25%), Maturing November 3, 2023	171	$172,015

		$172,015

Health Care — 3.2%
ADMI Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025	250	$250,531
Akorn, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 16, 2021	159	157,033
Alliance Healthcare Services, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	148	149,303
Avantor, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	199	200,762
Beaver-Visitec International, Inc.
Term Loan, 6.17%, (2 mo. USD LIBOR + 4.00%), Maturing August 21, 2023	147	147,744
BW NHHC Holdco, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	150	148,500
CHG Healthcare Services, Inc.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing June 7, 2023(3)	442	443,693
Concentra, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	50	50,146
DaVita, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	329	331,401
DJO Finance, LLC
Term Loan, 5.46%, (USD LIBOR + 3.25%), Maturing June 8, 2020(3)	388	387,960
Envision Healthcare Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	748	749,159
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	98	98,841
Gentiva Health Services, Inc.
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	293	295,221
Greatbatch Ltd.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	118	119,017

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hanger, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	150	$149,438
Indivior Finance S.a.r.l.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	323	322,971
Inovalon Holdings, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	175	171,609
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	258	258,927
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	223	223,452
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	495	497,166
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	293	294,218
Term Loan - Second Lien, 10.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	50	51,000
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	379	379,122
Navicure, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	100	99,873
New Millennium Holdco, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	86	47,934
One Call Corporation
Term Loan, 7.32%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	228	219,496
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	528	528,529
Parexel International Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	397	396,553
Prospect Medical Holdings, Inc.
Term Loan, 7.63%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	175	175,435
Select Medical Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	247	248,058
Surgery Center Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	149	149,092
Syneos Health, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	69	68,731
Tecomet, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	124	124,317
U.S. Anesthesia Partners, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	173	173,564
Wink Holdco, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	323	322,162

		$8,430,958

Home Furnishings — 0.2%
Serta Simmons Bedding, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	788	$664,594

		$664,594

Industrial Equipment — 1.3%
Apex Tool Group, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	370	$371,701
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	255	254,786

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
DexKo Global, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		124	$125,192
EWT Holdings III Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		761	765,824
Filtration Group Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		249	250,644
Gardner Denver, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		183	183,667
Gates Global, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		369	370,571
Paladin Brands Holding, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		194	194,898
Pro Mach Group, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		25	24,816
Reece Limited
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		125	125,312
Robertshaw US Holding Corp.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		150	149,251
Tank Holding Corp.
Term Loan, 5.66%, (USD LIBOR + 3.50%), Maturing March 17, 2022(3)		131	131,411
Titan Acquisition Limited
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		424	418,049
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	175	205,404

			$3,571,526

Insurance — 1.2%
Alliant Holdings I, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		246	$246,372
AmWINS Group, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		100	99,994
Asurion, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		917	918,152
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		417	417,271
Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		100	101,667
Hub International Ltd.
Term Loan, 5.33%, (USD LIBOR + 3.00%), Maturing April 25, 2025(3)		725	725,333
Sedgwick Claims Management Services, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		175	174,463
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		397	396,597

			$3,079,849

Leisure Goods/Activities/Movies — 1.2%
AMC Entertainment Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		389	$389,938
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		99	98,737
Ancestry.com Operations, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		123	123,692
Bombardier Recreational Products, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		813	811,191

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	192	$190,402
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	269	269,299
Crown Finance US, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	299	298,709
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	110	109,459
Emerald Expositions Holding, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	167	167,943
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025	45	45,045
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025	345	349,099
SRAM, LLC
Term Loan, 4.95%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	250	250,809
Steinway Musical Instruments, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	125	125,467

		$3,229,790

Lodging and Casinos — 1.3%
Aristocrat Technologies, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	97	$97,320
CityCenter Holdings, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	421	422,289
Golden Nugget, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	124	124,291
GVC Holdings PLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024	150	150,061
Hanjin International Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	75	75,188
Hilton Worldwide Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023	733	735,922
Las Vegas Sands, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025	150	149,604
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023	367	366,906
Playa Resorts Holding B.V.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	372	369,434
Stars Group Holdings B.V. (The)
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	600	606,510
VICI Properties 1, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	239	239,183
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	200	200,696

		$3,537,404

Nonferrous Metals/Minerals — 0.3%
Global Brass & Copper, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025	147	$147,007
Murray Energy Corporation
Term Loan, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	352	331,346
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(4)(5)	75	5,806

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Oxbow Carbon, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	98	$98,962
Term Loan - Second Lien, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024	125	127,500

		$710,621

Oil and Gas — 0.8%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022	78	$78,266
Apergy Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	50	50,218
BCP Raptor, LLC
Term Loan, 6.42%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	124	119,690
Fieldwood Energy, LLC
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	196	196,603
Green Plains Renewable Energy, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	149	151,108
McDermott Technology Americas, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	175	175,872
MEG Energy Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	200	200,082
PSC Industrial Holdings Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	124	124,919
Sheridan Investment Partners II L.P.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	27	24,464
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	73	65,597
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	523	471,553
Sheridan Production Partners I, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	17	15,064
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	28	24,662
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	209	186,116
Ultra Resources, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	250	230,208

		$2,114,422

Publishing — 0.6%
Ascend Learning, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	174	$173,905
Getty Images, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	532	521,609
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	193	185,840
LSC Communications, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	173	172,859
Merrill Communications, LLC
Term Loan, 7.59%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	109	110,468
ProQuest, LLC
Term Loan, 5.92%, (2 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	316	318,536
Tweddle Group, Inc.
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing October 24, 2022(4)	137	65,889

		$1,549,106

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Radio and Television — 0.7%
CBS Radio, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	194	$193,679
Cumulus Media New Holdings, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	523	518,025
Entravision Communications Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	174	171,951
Hubbard Radio, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	109	109,737
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing July 30, 2019(5)	450	347,063
Raycom TV Broadcasting, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	174	174,068
Sinclair Television Group, Inc.
Term Loan, Maturing December 12, 2024(2)	450	450,166

		$1,964,689

Retailers (Except Food and Drug) — 1.1%
Ascena Retail Group, Inc.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	238	$216,147
Bass Pro Group, LLC
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	248	250,048
BJ’s Wholesale Club, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	173	173,885
CDW, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	356	356,154
David’s Bridal, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	360	334,983
Evergreen Acqco 1 L.P.
Term Loan, 6.10%, (USD LIBOR + 3.75%), Maturing July 9, 2019(3)	361	356,093
Global Appliance, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	149	149,992
Go Wireless, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	122	121,215
J. Crew Group, Inc.
Term Loan, 5.21%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	525	396,380
LSF9 Atlantis Holdings, LLC
Term Loan, 8.10%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	171	167,639
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	96	84,000
Shutterfly, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	75	75,431
Staples, Inc.
Term Loan, 6.36%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	100	98,800
Vivid Seats Ltd.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	173	173,142

		$2,953,909

Steel — 0.4%
Atkore International, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	249	$249,605
GrafTech Finance, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	375	375,469

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Neenah Foundry Company
Term Loan, 8.67%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	122	$121,266
Phoenix Services International, LLC
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	125	125,778
Zekelman Industries, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	150	150,754

		$1,022,872

Surface Transport — 0.2%
PODS, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	99	$99,513
Stena International S.a.r.l.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	263	258,211
XPO Logistics, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	100	100,348

		$458,072

Telecommunications — 1.5%
CenturyLink, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	821	$809,673
Digicel International Finance Limited
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	124	118,790
Frontier Communications Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	248	244,561
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	218	223,055
Intelsat Jackson Holdings S.A.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	250	262,344
IPC Corp.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	181	177,680
Mitel Networks Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023	70	70,420
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	123	119,529
Plantronics, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	200	199,975
Sprint Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	617	618,036
Syniverse Holdings, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	150	150,077
TDC A/S
Term Loan, Maturing May 31, 2025(2)	275	277,120
Telesat Canada
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	846	846,264

		$4,117,524

Utilities — 0.8%
Brookfield WEC Holdings, Inc.
Term Loan, Maturing July 25, 2025(2)	325	$327,607
Calpine Construction Finance Company L.P.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	168	168,506
Calpine Corporation
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	424	425,212

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Granite Acquisition, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	21	$21,292
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	463	468,204
Invenergy Thermal Operating I, LLC
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	206	205,877
Lightstone Generation, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	17	17,489
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	272	273,158
USIC Holdings, Inc.
Term Loan, Maturing December 8, 2023(2)	175	175,158
Vistra Energy Corp.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	150	149,917

		$2,232,420

Total Senior Floating-Rate Loans (identified cost $93,853,756)		$92,909,461

Corporate Bonds & Notes — 19.6%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.7%
Bombardier, Inc.
6.00%, 10/15/22(7)	600	$606,750
TransDigm, Inc.
6.50%, 7/15/24	250	256,562
6.50%, 5/15/25	1,000	1,022,800

		$1,886,112

Automotive — 0.4%
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(7)	1,000	$1,065,000

		$1,065,000

Building and Development — 0.8%
Builders FirstSource, Inc.
5.625%, 9/1/24(7)	1,000	$983,750
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(7)	500	508,750
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(7)	675	702,000

		$2,194,500

Business Equipment and Services — 1.6%
EIG Investors Corp.
10.875%, 2/1/24	960	$1,048,800
First Data Corp.
7.00%, 12/1/23(7)	1,000	1,048,750

Security	Principal Amount* (000’s omitted)	Value
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(7)	41	$43,972
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	1,000	1,060,000
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(7)	1,000	1,110,758
West Corp.
8.50%, 10/15/25(7)	30	26,250

		$4,338,530

Cable and Satellite Television — 1.5%
Altice France S.A.
6.00%, 5/15/22(7)	1,000	$1,031,950
Cablevision Systems Corp.
8.00%, 4/15/20	1,000	1,051,550
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.50%, 5/1/26(7)	1,000	985,000
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
5.125%, 12/15/21(7)	1,000	1,004,240

		$4,072,740

Conglomerates — 0.2%
TMS International Corp.
7.25%, 8/15/25(7)	625	$636,719

		$636,719

Containers and Glass Products — 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
7.25%, 5/15/24(7)	1,010	$1,056,713
BWAY Holding Co.
5.50%, 4/15/24(7)	655	641,081
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
7.00%, 7/15/24(7)	985	999,159

		$2,696,953

Drugs — 0.5%
Bausch Health Companies, Inc.
5.875%, 5/15/23(7)	755	$728,009
9.00%, 12/15/25(7)	120	127,650
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26(7)	400	393,000

		$1,248,659

Ecological Services and Equipment — 0.4%
Covanta Holding Corp.
5.875%, 7/1/25	1,000	$980,000

		$980,000

Electric Utilities — 0.3%
NRG Yield Operating, LLC
5.00%, 9/15/26	810	$764,944

		$764,944

Security	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 0.4%
Infor (US), Inc.
6.50%, 5/15/22		1,000	$1,017,500

			$1,017,500

Energy — 0.0%(8)
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23(7)		75	$73,892
5.50%, 2/15/26(7)		32	30,520

			$104,412

Financial Intermediaries — 0.2%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		645	$659,106

			$659,106

Food Products — 0.1%
Dole Food Co., Inc.
7.25%, 6/15/25(7)		250	$246,875
Iceland Bondco PLC
5.003%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(7)(9)	GBP	42	55,565
Post Holdings, Inc.
5.625%, 1/15/28(7)		95	90,844

			$393,284

Health Care — 2.5%
HCA Healthcare, Inc.
6.25%, 2/15/21		1,000	$1,043,750
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(7)		600	633,000
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (7)		1,500	1,536,630
12.50%, 11/1/21 (7)		525	577,500
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(7)		1,000	1,037,500
Polaris Intermediate Corp.
8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(7)(10)		1,000	1,037,500
WellCare Health Plans, Inc.
5.25%, 4/1/25		750	756,562

			$6,622,442

Industrial Equipment — 0.2%
Titan Acquisition, Ltd./Titan Co-Borrower, LLC
7.75%, 4/15/26(7)		470	$421,684

			$421,684

Insurance — 0.5%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(7)		1,000	$1,040,000

Security	Principal Amount* (000’s omitted)	Value
Ardonagh Midco 3 PLC
8.625%, 7/15/23(7)	200	$206,000

		$1,246,000

Internet Software & Services — 0.4%
Riverbed Technology, Inc.
8.875%, 3/1/23(7)	1,010	$949,400

		$949,400

Leisure Goods/Activities/Movies — 0.8%
AMC Entertainment Holdings, Inc.
6.125%, 5/15/27	2,000	$1,950,000
Viking Cruises, Ltd.
5.875%, 9/15/27(7)	55	54,175

		$2,004,175

Lodging and Casinos — 1.5%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(7)	936	$903,240
Golden Nugget, Inc.
8.75%, 10/1/25(7)	1,000	1,040,000
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	55	53,144
Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	1,000	977,500
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
10.25%, 11/15/22(7)	1,000	1,086,250

		$4,060,134

Metals/Mining — 0.4%
Teck Resources, Ltd.
8.50%, 6/1/24(7)	1,000	$1,104,000

		$1,104,000

Nonferrous Metals/Minerals — 0.9%
Eldorado Gold Corp.
6.125%, 12/15/20(7)	1,000	$980,000
First Quantum Minerals, Ltd.
7.25%, 4/1/23(7)	1,000	1,008,750
New Gold, Inc.
6.25%, 11/15/22(7)	500	472,500

		$2,461,250

Oil and Gas — 2.3%
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(7)	1,000	$1,030,000
Matador Resources Co.
6.875%, 4/15/23	1,000	1,053,750
Oasis Petroleum, Inc.
6.875%, 1/15/23	1,000	1,023,750
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(7)	1,000	1,042,500

Security	Principal Amount* (000’s omitted)	Value
Whiting Petroleum Corp.
6.625%, 1/15/26	1,000	$1,036,875
WildHorse Resource Development Corp.
6.875%, 2/1/25	890	905,575

		$6,092,450

Packaging & Containers — 0.0%(8)
ARD Securities Finance S.a.r.l.
8.75%, 1/31/23(7)(10)	9	$9,184

		$9,184

Publishing — 0.4%
Laureate Education, Inc.
8.25%, 5/1/25(7)	975	$1,050,562

		$1,050,562

Radio and Television — 0.1%
CBS Radio, Inc.
7.25%, 11/1/24(7)	190	$179,455

		$179,455

Retailers (Except Food and Drug) — 0.1%
Party City Holdings, Inc.
6.125%, 8/15/23(7)	300	$302,250

		$302,250

Surface Transport — 0.1%
Park Aerospace Holdings, Ltd.
5.50%, 2/15/24(7)	350	$346,500

		$346,500

Technology — 0.4%
Dell International, LLC/EMC Corp.
7.125%, 6/15/24(7)	895	$962,328

		$962,328

Telecommunications — 0.8%
CenturyLink, Inc.
7.50%, 4/1/24	595	$623,268
Hughes Satellite Systems Corp.
6.625%, 8/1/26	470	448,850
Sprint Capital Corp.
6.875%, 11/15/28	225	217,125
Sprint Communications, Inc.
6.00%, 11/15/22	25	25,336
Sprint Corp.
7.875%, 9/15/23	750	801,563

		$2,116,142

Utilities — 0.1%
AES Corp. (The)
5.50%, 4/15/25	14	$14,315

Security	Principal Amount* (000’s omitted)		Value
Calpine Corp.
5.25%, 6/1/26(7)		75	$71,156
TerraForm Power Operating, LLC
4.25%, 1/31/23(7)		45	43,425
5.00%, 1/31/28(7)		70	66,150

			$195,046

Total Corporate Bonds & Notes (identified cost $52,880,289)			$52,181,461

Foreign Corporate Bonds — 0.5%

Security	Principal Amount (000’s omitted)		Value
India — 0.2%
Export-Import Bank of India
3.375%, 8/5/26(11)		$625	$576,669

			$576,669

Vietnam — 0.3%
Debt and Asset Trading Corp.
1.00%, 10/10/25(11)		$1,060	$739,350

			$739,350

Total Foreign Corporate Bonds (identified cost $1,308,272)			$1,316,019

Foreign Government Securities — 8.8%

Security	Principal Amount* (000’s omitted)		Value
Albania — 0.3%
Republic of Albania
5.75%, 11/12/20(11)	EUR	740	$950,963

Total Albania			$950,963

Angola — 0.4%
Republic of Angola
8.25%, 5/9/28(11)		502	$522,336
9.375%, 5/8/48(11)		499	530,089

Total Angola			$1,052,425

Argentina — 0.1%
Republic of Argentina
3.875%, 1/15/22(11)	EUR	175	$196,838

Total Argentina			$196,838

Security	Principal Amount* (000’s omitted)	Value
Armenia — 0.4%
Republic of Armenia
7.15%, 3/26/25(11)	1,050	$1,139,250

Total Armenia		$1,139,250

Bahamas — 0.7%
Commonwealth of Bahamas
5.75%, 1/16/24(11)	1,800	$1,840,500

Total Bahamas		$1,840,500

Barbados — 0.2%
Government of Barbados
6.625%, 12/5/35(5)(11)	855	$472,131
7.25%, 12/15/21(5)(11)	300	165,360

Total Barbados		$637,491

Belarus — 0.2%
Republic of Belarus
6.875%, 2/28/23(11)	200	$209,876
7.625%, 6/29/27(11)	200	215,660

Total Belarus		$425,536

Dominican Republic — 0.5%
Dominican Republic
8.625%, 4/20/27(11)	1,129	$1,284,238

Total Dominican Republic		$1,284,238

Egypt — 0.4%
Arab Republic of Egypt
6.125%, 1/31/22(11)	1,000	$1,016,399

Total Egypt		$1,016,399

El Salvador — 0.7%
Republic of El Salvador
6.375%, 1/18/27(11)	1,296	$1,255,500
8.25%, 4/10/32(11)	182	191,448
8.625%, 2/28/29(11)	418	457,710

Total El Salvador		$1,904,658

Fiji — 0.3%
Republic of Fiji
6.625%, 10/2/20(11)	929	$943,113

Total Fiji		$943,113

Georgia — 0.3%
Republic of Georgia
6.875%, 4/12/21(11)	700	$748,559

Total Georgia		$748,559

Security	Principal Amount* (000’s omitted)		Value
Greece — 0.1%
Hellenic Republic Government Bond
3.50%, 1/30/23(11)	EUR	160	$191,186

Total Greece			$191,186

Honduras — 0.5%
Republic of Honduras
6.25%, 1/19/27(11)		150	$154,808
8.75%, 12/16/20(11)		1,202	1,318,245

Total Honduras			$1,473,053

Ivory Coast — 0.1%
Ivory Coast
5.125%, 6/15/25(11)	EUR	185	$222,550

Total Ivory Coast			$222,550

Lebanon — 0.3%
Lebanese Republic
5.15%, 11/12/18(11)		800	$799,459

Total Lebanon			$799,459

Macedonia — 0.4%
Republic of Macedonia
2.75%, 1/18/25(11)	EUR	100	$117,538
3.975%, 7/24/21(11)	EUR	264	331,861
4.875%, 12/1/20(11)	EUR	425	542,351

Total Macedonia			$991,750

Nigeria — 0.1%
Republic of Nigeria
6.75%, 1/28/21(11)		200	$209,803

Total Nigeria			$209,803

Poland — 0.1%
Republic of Poland
4.00%, 1/22/24		350	$357,726

Total Poland			$357,726

Rwanda — 0.6%
Republic of Rwanda
6.625%, 5/2/23(11)		1,550	$1,592,718

Total Rwanda			$1,592,718

Senegal — 0.1%
Republic of Senegal
4.75%, 3/13/28(11)	EUR	135	$154,644

Total Senegal			$154,644

Security	Principal Amount* (000’s omitted)		Value
Serbia — 0.4%
Republic of Serbia
4.875%, 2/25/20(11)		1,150	$1,172,164

Total Serbia			$1,172,164

Seychelles — 0.4%
Republic of Seychelles
8.00%, 1/1/26(11)		1,042	$1,066,715

Total Seychelles			$1,066,715

Sri Lanka — 0.7%
Republic of Sri Lanka
6.125%, 6/3/25(11)		800	$778,638
6.85%, 11/3/25(11)		1,000	1,010,010

Total Sri Lanka			$1,788,648

Tunisia — 0.4%
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24(11)	EUR	819	$974,279

Total Tunisia			$974,279

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 9/1/20(11)		360	$369,000

Total Ukraine			$369,000

Total Foreign Government Securities (identified cost $23,719,480)			$23,503,665

Sovereign Loans — 1.2%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.1%
Government of Barbados
Term Loan, 0.00%, Maturing December 20, 2019(5)(9)(12)		$800	$283,840

Total Barbados			$283,840

Kenya — 0.1%
Government of Kenya
Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(9)		$100	$100,250

Total Kenya			$100,250

Nigeria — 0.3%
Bank of Industry Limited
Term Loan, 8.31%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(9)		$720	$734,232

			$734,232

Borrower	Principal Amount (000’s omitted)	Value
Tanzania — 0.7%
Government of the United Republic of Tanzania
Term Loan, 7.70%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(9)	$1,900	$1,935,034

Total Tanzania		$1,935,034

Total Sovereign Loans (identified cost $3,510,609)		$3,053,356

Mortgage Pass-Throughs — 11.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.866%, (COF + 1.252%), with maturity at 2035(13)	$1,506	$1,544,756
6.00%, with maturity at 2029	1,113	1,212,116
6.15%, with maturity at 2027	390	420,456
6.50%, with maturity at 2032	1,139	1,252,071
7.00%, with various maturities to 2036	2,083	2,334,482
7.50%, with maturity at 2024	548	585,128
8.00%, with maturity at 2034	867	977,182
8.50%, with maturity at 2031	638	715,337
9.00%, with maturity at 2031	87	98,601
9.50%, with maturity at 2022	11	11,429

		$9,151,558

Federal National Mortgage Association:
3.729%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(13)	$406	$423,207
5.00%, with various maturities to 2040	1,964	2,094,483
5.50%, with various maturities to 2033	1,426	1,536,570
6.00%, with maturity at 2023	714	751,762
6.323%, (COF + 2.00%), with maturity at 2032(13)	540	580,303
6.50%, with various maturities to 2036	2,767	3,044,178
7.00%, with various maturities to 2037	1,362	1,507,809
7.50%, with maturity at 2035	2,092	2,326,673
8.00%, with various maturities to 2034	458	509,276
10.00%, with various maturities to 2031	41	44,927

		$12,819,188

Government National Mortgage Association:
4.50%, with maturity at 2047	$2,649	$2,756,937
5.00%, with maturity at 2048	3,992	4,197,589
7.50%, with maturity at 2025	802	861,483
8.00%, with maturity at 2034	1,192	1,341,754
9.50%, with maturity at 2025	36	38,195

		$9,195,958

Total Mortgage Pass-Throughs (identified cost $30,871,507)		$31,166,704

Collateralized Mortgage Obligations — 26.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$575	$621,053
Series 2167, Class BZ, 7.00%, 6/15/29	488	537,452
Series 2182, Class ZB, 8.00%, 9/15/29	853	963,720
Series 4273, Class PU, 4.00%, 11/15/43	420	415,607
Series 4337, Class YT, 3.50%, 4/15/49	1,911	1,874,648
Series 4416, Class SU, 4.416%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(14)	799	620,551
Series 4452, Class ZJ, 3.00%, 11/15/44	1,086	944,375
Series 4584, Class PM, 3.00%, 5/15/46	1,203	1,173,147
Series 4608, Class TV, 3.50%, 1/15/55	1,891	1,832,869
Series 4630, Class CZ, 3.00%, 12/15/43	957	899,030
Series 4677, Class SB, 7.632%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(14)	816	774,009
Series 4746, Class CZ, 4.00%, 11/15/47	1,214	1,176,659
Series 4751, Class ZC, 4.00%, 11/15/47	843	821,399
Series 4774, Class QD, 4.50%, 1/15/43	2,871	2,960,680
Series 4776, Class C, 4.50%, 3/15/43	3,868	3,990,937
Interest Only:(15)
Series 2631, Class DS, 5.028%, (7.10% - 1 mo. USD LIBOR), 6/15/33(14)	1,094	145,138
Series 2770, Class SH, 5.028%, (7.10% - 1 mo. USD LIBOR), 3/15/34(14)	1,427	233,458
Series 2981, Class CS, 4.648%, (6.72% - 1 mo. USD LIBOR), 5/15/35(14)	834	105,436
Series 3114, Class TS, 4.578%, (6.65% - 1 mo. USD LIBOR), 9/15/30(14)	2,055	217,931
Series 3339, Class JI, 4.518%, (6.59% - 1 mo. USD LIBOR), 7/15/37(14)	2,361	343,847
Series 4109, Class ES, 4.078%, (6.15% - 1 mo. USD LIBOR), 12/15/41(14)	34	5,140
Series 4121, Class IM, 4.00%, 10/15/39	3,167	315,149
Series 4163, Class GS, 4.128%, (6.20% - 1 mo. USD LIBOR), 11/15/32(14)	4,005	618,893
Series 4169, Class AS, 4.178%, (6.25% - 1 mo. USD LIBOR), 2/15/33(14)	2,264	289,841
Series 4180, Class GI, 3.50%, 8/15/26	1,857	142,086
Series 4203, Class QS, 4.178%, (6.25% - 1 mo. USD LIBOR), 5/15/43(14)	2,454	299,968
Series 4212, Class SA, 4.128%, (6.20% - 1 mo. USD LIBOR), 7/15/38(14)	3,361	249,679
Series 4332, Class KI, 4.00%, 9/15/43	1,043	190,275
Series 4370, Class IO, 3.50%, 9/15/41	1,492	233,275
Series 4497, Class CS, 4.128%, (6.20% - 1 mo. USD LIBOR), 9/15/44(14)	3,461	657,193
Series 4507, Class EI, 4.00%, 8/15/44	3,602	676,313
Series 4535, Class JS, 4.028%, (6.10% - 1 mo. USD LIBOR), 11/15/43(14)	4,199	608,724
Series 4548, Class JS, 4.028%, (6.10% - 1 mo. USD LIBOR), 9/15/43(14)	4,434	683,585
Series 4629, Class QI, 3.50%, 11/15/46	3,729	653,661
Series 4644, Class TI, 3.50%, 1/15/45	2,933	546,541
Series 4653, Class PI, 3.50%, 7/15/44	3,115	473,490
Series 4667, Class PI, 3.50%, 5/15/42	4,559	714,203
Series 4676, Class DI, 4.00%, 7/15/44	5,509	904,084
Series 4744, Class IO, 4.00%, 11/15/47	2,910	622,276
Series 4749, Class IL, 4.00%, 12/15/47	2,376	563,709
Series 4767, Class IM, 4.00%, 5/15/45	2,904	483,224
Series 4768, Class IO, 4.00%, 3/15/48	2,907	689,963
Series 4772, Class PI, 4.00%, 1/15/48	1,969	465,108

Security	Principal Amount (000’s omitted)	Value
Principal Only:(16)
Series 3309, Class DO, 0.00%, 4/15/37	$1,269	$1,076,115
Series 4478, Class PO, 0.00%, 5/15/45	802	639,811

		$33,454,252

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.514%, (1 mo. USD LIBOR + 3.45%), 10/25/29(9)	$2,000	$2,200,375

		$2,200,375

Federal National Mortgage Association:
Series G-33, Class PT, 7.00%, 10/25/21	$43	$44,991
Series 1989-89, Class H, 9.00%, 11/25/19	4	3,680
Series 1991-122, Class N, 7.50%, 9/25/21	41	42,512
Series 1994-42, Class K, 6.50%, 4/25/24	198	209,913
Series 1997-38, Class N, 8.00%, 5/20/27	280	313,885
Series 2007-74, Class AC, 5.00%, 8/25/37	1,414	1,504,459
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(14)	412	439,281
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,403	1,126,193
Series 2013-6, Class TA, 1.50%, 1/25/43	1,338	1,279,584
Series 2013-52, Class MD, 1.25%, 6/25/43	1,487	1,329,282
Series 2013-99, Class CF, 3.064%, (1 mo. USD LIBOR + 1.00%), 7/25/43(9)	437	381,225
Series 2015-74, Class SL, 1.137%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(14)	867	486,754
Series 2017-15, Class LE, 3.00%, 6/25/46	1,634	1,601,694
Series 2017-66, Class ZJ, 3.00%, 9/25/57	1,053	921,683
Series 2017-96, Class Z, 3.00%, 12/25/57	1,296	1,191,508
Series 2017-110, Class Z, 3.00%, 2/25/57	1,038	948,501
Series 2018-18, Class QD, 4.50%, 5/25/45	2,241	2,317,176
Series 2018-50, Class MZ, 4.50%, 7/25/48	1,843	1,847,031
Interest Only:(15)
Series 2004-46, Class SI, 3.936%, (6.00% - 1 mo. USD LIBOR), 5/25/34(14)	1,330	141,563
Series 2005-17, Class SA, 4.636%, (6.70% - 1 mo. USD LIBOR), 3/25/35(14)	1,195	195,003
Series 2006-42, Class PI, 4.526%, (6.59% - 1 mo. USD LIBOR), 6/25/36(14)	1,862	271,272
Series 2006-44, Class IS, 4.536%, (6.60% - 1 mo. USD LIBOR), 6/25/36(14)	1,520	225,680
Series 2007-50, Class LS, 4.386%, (6.45% - 1 mo. USD LIBOR), 6/25/37(14)	1,087	162,296
Series 2008-26, Class SA, 4.136%, (6.20% - 1 mo. USD LIBOR), 4/25/38(14)	1,832	245,228
Series 2008-61, Class S, 4.036%, (6.10% - 1 mo. USD LIBOR), 7/25/38(14)	2,638	354,672
Series 2010-99, Class NS, 4.536%, (6.60% - 1 mo. USD LIBOR), 3/25/39(14)	841	35,391
Series 2010-109, Class PS, 4.536%, (6.60% - 1 mo. USD LIBOR), 10/25/40(14)	2,877	428,848
Series 2010-124, Class SJ, 3.986%, (6.05% - 1 mo. USD LIBOR), 11/25/38(14)	1,384	73,625
Series 2010-147, Class KS, 3.886%, (5.95% - 1 mo. USD LIBOR), 1/25/41(14)	3,828	392,888
Series 2010-150, Class GS, 4.686%, (6.75% - 1 mo. USD LIBOR), 1/25/21(14)	1,088	42,703
Series 2012-52, Class AI, 3.50%, 8/25/26	2,526	161,125
Series 2012-56, Class SU, 4.686%, (6.75% - 1 mo. USD LIBOR), 8/25/26(14)	352	15,525
Series 2012-63, Class EI, 3.50%, 8/25/40	3,136	355,764
Series 2012-103, Class GS, 4.036%, (6.10% - 1 mo. USD LIBOR), 2/25/40(14)	3,029	220,052
Series 2012-112, Class SB, 4.086%, (6.15% - 1 mo. USD LIBOR), 9/25/40(14)	4,246	569,772
Series 2012-118, Class IN, 3.50%, 11/25/42	4,158	822,705
Series 2012-150, Class PS, 4.086%, (6.15% - 1 mo. USD LIBOR), 1/25/43(14)	4,901	578,301
Series 2012-150, Class SK, 4.086%, (6.15% - 1 mo. USD LIBOR), 1/25/43(14)	2,765	352,298
Series 2013-23, Class CS, 4.186%, (6.25% - 1 mo. USD LIBOR), 3/25/33(14)	2,267	297,047
Series 2013-54, Class HS, 4.236%, (6.30% - 1 mo. USD LIBOR), 10/25/41(14)	1,852	159,503
Series 2014-32, Class EI, 4.00%, 6/25/44	921	205,115

Security	Principal Amount (000’s omitted)	Value
Series 2014-55, Class IN, 3.50%, 7/25/44	$2,621	$445,761
Series 2014-80, Class BI, 3.00%, 12/25/44	4,567	722,058
Series 2014-89, Class IO, 3.50%, 1/25/45	2,069	388,866
Series 2015-14, Class KI, 3.00%, 3/25/45	4,794	751,332
Series 2015-17, Class SA, 4.136%, (6.20% - 1 mo. USD LIBOR), 11/25/43(14)	3,568	537,930
Series 2015-52, Class MI, 3.50%, 7/25/45	2,436	429,202
Series 2015-57, Class IO, 3.00%, 8/25/45	12,032	1,861,995
Series 2015-93, Class BS, 4.086%, (6.15% - 1 mo. USD LIBOR), 8/25/45(14)	3,979	751,871
Series 2015-95, Class SB, 3.936%, (6.00% - 1 mo. USD LIBOR), 1/25/46(14)	3,308	481,413
Series 2017-46, Class NI, 3.00%, 8/25/42	3,171	463,661
Series 2018-21, Class IO, 3.00%, 4/25/48	4,885	976,996
Principal Only:(16)
Series 2006-8, Class WQ, 0.00%, 3/25/36	1,013	858,858

		$30,965,671

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C01, Class 1B1, 7.814%, (1 mo. USD LIBOR + 5.75%), 7/25/29(9)	$730	$871,548
Series 2017-C03, Class 1B1, 6.914%, (1 mo. USD LIBOR + 4.85%), 10/25/29(9)	500	567,111
Series 2017-C03, Class 1M2, 5.064%, (1 mo. USD LIBOR + 3.00%), 10/25/29(9)	2,000	2,152,072

		$3,590,731

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$396	$324,837
Series 2013-131, Class GS, 1.408%, (3.50% - 1 mo. USD LIBOR), 6/20/43(14)	868	568,034
Series 2017-82, Class TZ, 2.50%, 2/16/43	120	107,756
Interest Only:(15)
Series 2017-121, Class DS, 2.414%, (4.50% - 1 mo. USD LIBOR), 8/20/47(14)	4,686	280,329

		$1,280,956

Total Collateralized Mortgage Obligations (identified cost $75,966,845)		$71,491,985

Commercial Mortgage-Backed Securities — 5.9%

Security	Principal Amount (000’s omitted)	Value
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(7)	$2,000	$1,725,991
Invitation Homes Trust
Series 2018-SFR1, Class C, 3.323%, (1 mo. USD LIBOR + 1.25%), 3/17/37(7)(9)	190	191,246
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.659%, 4/15/47(7)(17)	1,425	1,260,813
Series 2014-C22, Class D, 4.558%, 9/15/47(7)(17)	1,850	1,570,575
Series 2014-C23, Class D, 3.953%, 9/15/47(7)(17)	850	739,021
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.405%, 8/15/46(7)(17)	1,850	1,815,952
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.132%, 7/15/50(7)(17)	1,500	1,319,589
RETL Trust
Series 2018-RVP, Class C, 4.122%, (1 mo. USD LIBOR + 2.05%), 3/15/33(7)(9)	416	419,661
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.544%, 5/10/45(7)(17)	2,000	1,978,423
Series 2013-C6, Class D, 4.314%, 4/10/46(7)(17)	1,000	911,104

Security	Principal Amount (000’s omitted)	Value
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.288%, 7/15/46(7)(17)	$2,000	$1,681,722
Series 2015-C31, Class D, 3.852%, 11/15/48	749	597,050
Series 2015-SG1, Class C, 4.469%, 9/15/48(17)	1,399	1,329,550

Total Commercial Mortgage-Backed Securities (identified cost $15,856,001)		$15,540,697

Asset-Backed Securities — 12.4%

Security	Principal Amount (000’s omitted)	Value
Babson CLO, Ltd.
Series 2017-1A, Class E, 8.333%, (3 mo. USD LIBOR + 6.00%), 7/18/29(7)(9)	$2,000	$2,020,359
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 8.448%, (3 mo. USD LIBOR + 6.10%), 10/20/28(7)(9)	3,000	3,009,021
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 8.293%, (3 mo. USD LIBOR + 5.95%), 8/15/28(7)(9)	1,150	1,150,751
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.348%, (3 mo. USD LIBOR + 6.00%), 1/20/31(7)(9)	2,000	2,008,089
Series 2015-23A, Class ER, 8.098%, (3 mo. USD LIBOR + 5.75%), 1/20/31(7)(9)	2,000	1,976,882
Highbridge Loan Management, Ltd.
Series 5A-2015, Class E, 7.689%, (3 mo. USD LIBOR + 5.35%), 1/29/26(7)(9)	1,963	1,964,878
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 8.435%, (3 mo. USD LIBOR + 6.10%), 4/25/29(7)(9)	3,000	3,023,490
Neuberger Berman CLO XIV, Ltd.
Series 2013-14A, Class DR, 5.989%, (3 mo. USD LIBOR + 3.65%), 1/28/30(7)(9)	2,563	2,577,069
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 10.105%, (3 mo. USD LIBOR + 7.75%), 11/14/27(7)(9)	3,000	3,032,333
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.831%, (3 mo. USD LIBOR + 7.50%), 11/20/27(7)(9)	4,000	4,045,541
Palmer Square CLO, Ltd.
Series 2013-2A, Class DR, 8.436%, (3 mo. USD LIBOR + 6.10%), 10/17/27(7)(9)	2,000	2,008,862
Series 2015-1A, Class DR, 8.531%, (3 mo. USD LIBOR + 6.20%), 5/21/29(7)(9)	2,000	2,018,555
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(7)	64	63,997
Series 2015-1A, Class B, 3.05%, 3/22/32(7)	86	85,951
Voya CLO, Ltd.
Series 2015-3A, Class D2, 7.798%, (3 mo. USD LIBOR + 5.45%), 10/20/27(7)(9)	3,000	3,007,346
Wind River CLO, Ltd.
Series 2017-1A, Class E, 8.753%, (3 mo. USD LIBOR + 6.42%), 4/18/29(7)(9)	1,050	1,058,484

Total Asset-Backed Securities (identified cost $31,966,799)		$33,051,608

Common Stocks — 0.8%

Security	Shares	Value
Automotive — 0.2%
Dayco Products, LLC(18)(19)	8,898	$320,328

		$320,328

Security	Shares	Value
Business Equipment and Services — 0.1%
Education Management Corp.(4)(18)(19)	955,755	$0
RCS Capital Corp.(18)(19)	2,777	261,038

		$261,038

Electronics/Electrical — 0.0%(8)
Answers Corp.(4)(18)(19)	5,814	$42,442

		$42,442

Health Care — 0.0%(8)
New Millennium Holdco, Inc.(18)(19)	8,641	$691

		$691

Oil and Gas — 0.1%
AFG Holdings, Inc.(4)(18)(19)	3,122	$212,296
Paragon Offshore Finance Company, Class A(18)(19)	270	287
Paragon Offshore Finance Company, Class B(18)(19)	135	4,135
Samson Resources II, LLC, Class A(18)(19)	4,171	99,061

		$315,779

Publishing — 0.4%
Cumulus Media, Inc.(18)(19)	6,722	$112,594
ION Media Networks, Inc.(4)(18)(19)	1,357	981,423

		$1,094,017

Total Common Stocks (identified cost $535,232)		$2,034,295

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50% (4)(18)(19)	1,063	$0

Total Convertible Preferred Stocks (identified cost $75,023)		$0

Short-Term Investments — 8.2%

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/23/18(20)	$3,000	$2,996,576

Total U.S. Treasury Obligations (identified cost $2,996,563)		$2,996,576

Other — 7.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(21)	18,834,163	$18,834,163

Total Other (identified cost $18,833,731)		$18,834,163

Total Short-Term Investments (identified cost $21,830,294)		$21,830,739

Total Investments — 130.9% (identified cost $352,374,107)		$348,079,990

Less Unfunded Loan Commitments — (0.0)%(8)		$(38,674)

Net Investments — 130.9% (identified cost $352,335,433)		$348,041,316

Other Assets, Less Liabilities — (30.9)%		$(82,114,601)

Net Assets — 100.0%		$265,926,715

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after July 31, 2018, at which time the interest rate will be determined.

(3)

The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $80,054,541 or 30.1% of the Fund’s net assets.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(11)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $24,461,958 or 9.2% of the Fund’s net assets.

(12)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(13)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2018.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2018.

(15)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(16)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(17)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2018.

(18)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(19)	Non-income producing security.

(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(21)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $200,593.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	213,232	USD	249,471	Goldman Sachs International	9/7/18	$522	$—
USD	196,049	EUR	166,226	Goldman Sachs International	9/7/18	1,165	—
USD	954,613	EUR	819,643	Goldman Sachs International	9/28/18	—	(7,877)
EUR	907,020	USD	1,065,262	Standard Chartered Bank	10/30/18	2,503	—
USD	158,473	EUR	134,933	Standard Chartered Bank	10/30/18	—	(372)
USD	192,532	EUR	163,932	Standard Chartered Bank	10/30/18	—	(453)
USD	212,986	EUR	181,347	Standard Chartered Bank	10/30/18	—	(501)
USD	237,172	EUR	201,941	Standard Chartered Bank	10/30/18	—	(557)
USD	983,625	EUR	837,511	Standard Chartered Bank	10/30/18	—	(2,311)
USD	55,725	GBP	42,334	State Street Bank and Trust Company	10/31/18	—	(57)
USD	997,907	EUR	838,000	Goldman Sachs International	12/13/18	7,738	—
USD	2,076,385	EUR	1,753,289	Deutsche Bank AG	12/20/18	3,496	—

						$15,424	$(12,128)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	20	Short	Sep-18	$(1,929,219)	$156
10-Year USD Deliverable Interest Rate Swap	65	Short	Sep-18	(6,175,000)	(8,125)
U.S. 5-Year Treasury Note	4	Short	Sep-18	(452,500)	3,250
U.S. 10-Year Treasury Note	135	Long	Sep-18	16,121,953	(18,984)

					$(23,703)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	965	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)	9/20/22	$(6,847)
LCH.Clearnet	EUR	280	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(1)	3/21/23	(4,395)
LCH.Clearnet	EUR	860	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.37% (pays annually)(1)	5/9/23	(4,873)
LCH.Clearnet	EUR	100	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.01% (pays annually)	3/20/28	(1,753)
LCH.Clearnet	EUR	125	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.01% (pays annually)	3/21/28	(2,407)
LCH.Clearnet	USD	1,200	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.50% (pays semi-annually)(1)	3/20/20	17,637

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	335	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.93% (pays semi-annually)	11/3/20	$7,495
LCH.Clearnet	USD	200	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.68% (pays semi-annually)	3/16/21	(301)
LCH.Clearnet	USD	645	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	24,824
LCH.Clearnet	USD	325	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.09% (pays semi-annually)	11/7/22	11,713
LCH.Clearnet	USD	1,319	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	81,103
LCH.Clearnet	USD	140	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.68% (pays semi-annually)	1/30/28	3,937
LCH.Clearnet	USD	60	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.72% (pays semi-annually)	1/31/28	1,456
LCH.Clearnet	USD	197	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.74% (pays semi-annually)	2/1/28	3,106
LCH.Clearnet	USD	398	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.02% (pays semi-annually)	5/10/28	(414)
LCH.Clearnet	USD	246	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/17/48	2,075

							$132,356

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Indonesia	ICE Clear Credit	$5,200	1.00 (pays quarterly	% )(1)	12/20/22	1.01%	$4,647	$11,350	$15,997

Total		$5,200					$4,647	$11,350	$15,997

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Goldman Sachs International	$2,119	5.00 (pays quarterly	% )(1)	6/20/23	4.18%	$83,774	$(205,658)	$(121,884)
Argentina	Goldman Sachs International	2,119	5.00 (pays quarterly	% )(1)	6/20/23	4.18	83,774	(213,286)	(129,512)
Brazil	Citibank, N.A.	5,250	1.00 (pays quarterly	% )(1)	6/20/23	2.13	(253,094)	153,212	(99,882)
Colombia	Goldman Sachs International	5,000	1.00 (pays quarterly	% )(1)	6/20/23	1.06	(7,107)	27,179	20,072
Croatia	Nomura International PLC	5,000	1.00 (pays quarterly	% )(1)	12/20/21	0.60	70,024	155,873	225,897
Cyprus	Goldman Sachs International	5,000	1.00 (pays quarterly	% )(1)	12/20/21	1.19	(24,747)	183,731	158,984
Dubai	Bank of America, N.A.	2,000	1.00 (pays quarterly	% )(1)	12/20/22	1.13	(8,575)	28,017	19,442
Dubai	Bank of America, N.A.	3,000	1.00 (pays quarterly	% )(1)	6/20/23	1.24	(28,189)	13,324	(14,865)
Hungary	Barclays Bank PLC	2,200	1.00 (pays quarterly	% )(1)	12/20/21	0.56	33,662	6,994	40,656
Kazakhstan	Barclays Bank PLC	2,500	1.00 (pays quarterly	% )(1)	12/20/22	0.71	32,859	33,444	66,303
Mexico	BNP Paribas	2,500	1.00 (pays quarterly	% )(1)	6/20/23	1.14	(13,119)	19,940	6,821
Peru	BNP Paribas	5,000	1.00 (pays quarterly	% )(1)	6/20/23	0.77	58,179	(35,842)	22,337
Poland	Goldman Sachs International	2,500	1.00 (pays quarterly	% )(1)	6/20/23	0.64	44,012	(47,497)	(3,485)
Romania	Barclays Bank PLC	2,200	1.00 (pays quarterly	% )(1)	12/20/21	0.63	28,764	(3,514)	25,250
Russia	Citibank, N.A.	5,000	1.00 (pays quarterly	% )(1)	12/20/22	1.23	(40,087)	102,741	62,654
Saudi Arabia	Bank of America, N.A.	3,000	1.00 (pays quarterly	% )(1)	6/20/23	0.83	26,021	(13,413)	12,608
Saudi Arabia	JPMorgan Chase Bank, N.A.	2,000	1.00 (pays quarterly	% )(1)	12/20/22	0.75	23,180	(3,280)	19,900
Turkey	BNP Paribas	6,500	1.00 (pays quarterly	% )(1)	6/20/23	3.21	(595,461)	266,436	(329,025)

Total		$62,888					$(486,130)	$468,401	$(17,729)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2018, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $68,088,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	-	Cost of Funds 11th District
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro
GBP	-	British Pound Sterling
USD	-	United States Dollar

At July 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$484,249	$(970,379)
Credit	Credit Default Swaps (Centrally Cleared)	4,647	—

Total		$488,896	$(970,379)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$15,424	$(12,128)

Total		$15,424	$(12,128)

Interest Rate	Financial Futures Contracts*	$3,406	$(27,109)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	153,346	(20,990)

Total		$156,752	$(48,099)

*	For futures contracts, amount represents cumulative unrealized appreciation or (depreciation).

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$92,390,003	$480,784	$92,870,787
Corporate Bonds & Notes	—	52,181,461	—	52,181,461
Foreign Corporate Bonds	—	1,316,019	—	1,316,019
Foreign Government Securities	—	23,503,665	—	23,503,665
Sovereign Loans	—	3,053,356	—	3,053,356
Mortgage Pass-Throughs	—	31,166,704	—	31,166,704
Collateralized Mortgage Obligations	—	71,491,985	—	71,491,985
Commercial Mortgage-Backed Securities	—	15,540,697	—	15,540,697
Asset-Backed Securities	—	33,051,608	—	33,051,608
Common Stocks	—	798,134	1,236,161	2,034,295
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments -
U.S. Treasury Obligations	—	2,996,576	—	2,996,576
Other	—	18,834,163	—	18,834,163
Total Investments	$—	$346,324,371	$1,716,945	$348,041,316
Forward Foreign Currency Exchange Contracts	$—	$15,424	$—	$15,424
Futures Contracts	3,406	—	—	3,406
Swap Contracts	—	642,242	—	642,242
Total	$3,406	$346,982,037	$1,716,945	$348,702,388

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(12,128)	$—	$(12,128)
Futures Contracts	(27,109)	—	—	(27,109)
Swap Contracts	—	(991,369)	—	(991,369)
Total	$(27,109)	$(1,003,497)	$—	$(1,030,606)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018